Financial instruments and fair value disclosures - Summary of foreign exchange forward contracts outstanding (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 JPY (¥) ¥ / $ € / $ £ / $ € / $ $ / $	Dec. 31, 2016 JPY (¥) $ / $	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities carrying amount					$ (3,327.4)			$ (958.7)
Canadian dollar foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					190.8			193.0
Canadian dollar foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					354.4			301.2
United States foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					57.9			30.7
United States foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					77.0			170.4
U.S. dollar | Canadian dollar foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					165.3			175.2
Average exchange rate | $ / $	1.2742	1.3100
Financial liabilities carrying amount					(2.7)
Financial assets carrying amount								3.8
U.S. dollar | Canadian dollar foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount					311.5			282.4
Average exchange rate | $ / $	1.2790	1.2962
Financial liabilities carrying amount								(8.5)
Financial assets carrying amount					6.5
Euro | Canadian dollar foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				€ 15.7			€ 14.8
Average exchange rate	1.4998	1.4163
Financial assets carrying amount					0.2			0.1
Euro | Canadian dollar foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				26.1			23.2
Average exchange rate	1.4926	1.4414
Financial liabilities carrying amount					(0.6)
Financial assets carrying amount								0.1
Euro | United States foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				31.9			11.7
Average exchange rate	1.1530	1.0767
Financial liabilities carrying amount								(0.2)
Financial assets carrying amount					2.1
Euro | United States foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				€ 57.6			€ 126.9
Average exchange rate	1.1584	1.1270
Financial liabilities carrying amount					(3.3)
Financial assets carrying amount								6.9
British pound | Canadian dollar foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 2.4			£ 3.1
Average exchange rate	1.6919	1.8305
Financial liabilities carrying amount								(0.4)
British pound | Canadian dollar foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 1.9			£ 2.4
Average exchange rate	1.7206	1.7976
Financial assets carrying amount								0.2
Japanese yen | United States foreign exchange forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥	¥ 2,231.2	¥ 1,726.3
Average exchange rate	0.0092	0.0096
Financial liabilities carrying amount					(0.5)			(1.4)
Japanese yen | United States foreign exchange forward sales contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥	¥ 1,115.5	¥ 3,276.7
Average exchange rate	0.0092	0.0084
Financial liabilities carrying amount								$ (0.9)
Financial assets carrying amount					$ 0.2